LOANS PAYABLE - Short-Term Loan - Additional Information (Detail)	12 Months Ended				1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Jan. 31, 2012 Baidu Holdings USD ($)	Jan. 31, 2012 Baidu Holdings CNY	Jan. 11, 2011 Baidu Holdings USD ($)	Jan. 11, 2011 Baidu Holdings CNY
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan							$ 30,000,000	186,900,000
The percentage points added to LIBOR to compute the floating interest rate per annum							1.50%	1.50%
Period within which a specific amount can be borrowed under the commitment of a bank loan (in months or years)							12 months	12 months
Repayment of short-term loans	$ 20,000,000	124,602,000	0	0	$ 20,000,000	124,600,000